Note 24 - Derivative Financial Instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Fair value of derivatives	$ (31,569)	$ (39,876)
Hedge accounting reserve	200	(4,700)
Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(31,569)	(39,876)
Hedge accounting reserve	(240)	(4,742)	$ 2,783
Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(20,447)	(35,165)
Hedge accounting reserve	(534)	9
Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	490	694
Hedge accounting reserve		(2,280)
Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	5,660	(360)
Hedge accounting reserve	1,881
Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(367)	(33)
Hedge accounting reserve		(1,435)
Foreign exchange contract, purchase currency JPY, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(101)	(179)
Hedge accounting reserve		73
Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(630)	(2,447)
Hedge accounting reserve	(520)	(1,016)
Foreign exchange contract, purchase currency USD, sell currency ARS [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	22	(748)
Hedge accounting reserve
Foreign exchange contract, purchase currency ARS, sell currency USD [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(13,715)	318
Hedge accounting reserve	(1,067)	(93)
Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(17)	(1,581)
Hedge accounting reserve
Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(2,072)	(225)
Hedge accounting reserve
Foreign exchange contract, Other [member] | Cash flow hedges [member]
Statement Line Items [Line Items]
Fair value of derivatives	(392)	(150)
Hedge accounting reserve